Payments, Details - 12 months ended Dec. 31, 2025 - USD ($) $ in Millions	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method
#: 1
	$ 141.6	Taxes	UNITED STATES		Department of Treasury [Member]		Sand / Gravel / Stone [Member]		Open Pit
#: 2
	0.9	Taxes	CANADA		Canada Revenue Agency [Member]		Sand / Gravel / Stone [Member]		Open Pit
#: 3
	0.3	Taxes	CANADA	snj:CA-NS	Municipality of Guysborough [Member]	CA-NS/sand/gravel/stone/Open Pit [Member]	Sand / Gravel / Stone [Member]	East Group	Open Pit
#: 4
	1.1	Royalties	UNITED STATES	snj:US-WY	Bureau of Land Management [Member]	US-WY/sand/gravel/stone/Open Pit [Member]	Sand / Gravel / Stone [Member]	West Group	Open Pit
#: 5
	0.5	Royalties	UNITED STATES	snj:US-UT	Bureau of Land Management [Member]	US-UT/sand/gravel/stone/Open Pit [Member]	Sand / Gravel / Stone [Member]	West Group	Open Pit
#: 6
	$ 0.4	Royalties	UNITED STATES	snj:US-CO	Bureau of Land Management [Member]	US-CO/sand/gravel/stone/Open Pit [Member]	Sand / Gravel / Stone [Member]	West Group	Open Pit